FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 40 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

40.1 - Management of Capital Risk

The Company’s objectives in managing its capital are safeguarding its continuity so as to offer a return to shareholders and benefits to other interested parties, in addition to pursuing an optimal capital structure so as to reduce this cost. Acquisitions and sales of financial assets is recognized on the date of negotiation.

In order to maintain or adjust capital structure, the Company may revise its dividend payment policy, return capital to shareholders, or issue new shares or sell assets in order to reduce, for example, the level of debt.

The Company, consistent with other companies in the sector, monitors capital based on the financial leveraging index. This index is the net debt divided by total capital. The net debt, in turn, is total loans (including short- and long-term loans, as demonstrated in the consolidated balance sheet), subtracted from cash and cash equivalents, and securities. Total capital is determined by adding net equity, as demonstrated in the consolidated balance sheet, to net debt.

	12/31/2018	12/31/2017
Total loans and financing	54,372,798	45,121,791
(-) Cash and cash equivalents and marketable securities	7,285,289	8,048,472
Net debt	47,087,509	37,073,319
(+) Total net equity	56,008,948	42,736,588
Total capital	103,096,457	79,809,907
Financial leverage index	46%	46%

40.2 - Classification by Category of Financial Instruments

The accounting balances of certain financial assets and liabilities represent a reasonable approximation to fair value. The Company uses the following classification to classify its financial instruments and respective levels:

	Level Classification 12/31/2018		Classification 12/31/2017	12/31/2018	12/31/2017
FINANCIAL ASSETS (Current / Non-Current)

Amortized Cost				28,349,513	79,153,017
Financial asset - Transmission (RBSE) (*)	3	—	Loans and receivables	—	38,238,015
Financial asset - Transmission (*)	3	—	Loans and receivables	—	11,623,493
Financial asset - Receivable amounts Parcel A (**)	2	Amortized Cost	Loans and receivables	—	832,013
Financial asset - Generation	2	Amortized Cost	Loans and receivables	3,836,794	4,659,487
Loans and financing	2	Amortized Cost	Loans and receivables	13,874,941	10,266,851
Reimbursement rights	2	Amortized Cost	Loans and receivables	6,256,311	8,076,826
Customers	2	Amortized Cost	Loans and receivables	4,087,634	5,124,744
Marketable securities	2	Amortized Cost	Held until maturity	293,833	331,588

(*) The company reclassified the financial asset with a contract asset, further explanations can be observed in note 3.1.2; and
(**) The financial assets related to Parcel A were classified as assets held for sale, according to note 46.

Fair Value				46,890,894	12,093,889
Marketable securities	2	Fair value through profit or loss	Measured at fair value through profit or loss	6,408,104	6,924,632
Financial asset - Transmission (RBSE)	3	Fair value through profit or loss	—	36,277,549	—
Financial asset - Distribution (*)	2	Fair value through profit or loss	Available for sale	1,803,717	2,532,115
Investments (Equity Holdings)	1	Fair value through Other Comprehensive Income	Available for sale	1,447,150	1,418,659
Cash and cash equivalents	2	Fair value through profit or loss	Loans and receivables	583,352	792,252
Derivative Financial Instruments	2	Fair value through profit or loss	Fair value	371,022	426,231

(*) The financial assets of the distribution segment were classified as assets held for sale, according to note 46.

FINANCIAL LIABILITIES (Current / Non-Current)

Amortized Cost				60,513,440	67,431,966
Loans and financing	2	Amortized Cost	Amortized Cost	54,372,798	45,121,791
Suppliers	2	Amortized Cost	Amortized Cost	3,377,105	18,239,097
Reimbursement obligations	2	Amortized Cost	Amortized Cost	1,250,619	2,455,176
Commercial leasing	2	Amortized Cost	Amortized Cost	976,115	1,077,820
Debentures	2	Amortized Cost	Amortized Cost	266,474	268,022
Debentures (Banco Amazônia)	2	Amortized Cost	Amortized Cost	201,754	202,757
Concessions payable UBP	2	Amortized Cost	Amortized Cost	68,575	67,303

Fair Value				26,421	42,060
Derivative Financial Instruments	2	Fair value through profit or loss	Fair value	25,493	39,885
Derivative financial instruments - Hedge	2	Fair value through profit or loss	Fair value	928	2,175

Valuation techniques and information used

a)	Short-term and long-term securities - usually held for trading in the short term and measured at fair value, with their effects being recognized directly in the income statement.
b)

Clients: they are recorded at their nominal value, similar to the fair and probable realizable values. Renegotiated credits are recorded assuming the intention to hold them to maturity, at their probable realizable values, similar to fair values.

c)

Financial assets of the concession: these are financial assets that represent the unconditional right to receive a certain amount at the end of the concession term. The generation financial assets are classified as amortized cost.

d)	Derivatives: these are measured at fair value and their effects recognized directly in the income statement or net equity, depending on the type of each derivative designation in hedge accounting.
e)

Right of reimbursement: These are financial assets that represent the right to CCC reimbursement, related to the costs of electric energy generation in the isolated systems, including the costs related to the contracting of energy and power associated to the own generation for the public electric energy distribution service, electricity sector charges and taxes, as well as investments made. They are classified as amortized cost.

f)	Investments in Equity Holdings: these refer to permanent investments in other companies and are measured at fair value through Other Comprehensive Income.
g)

Suppliers: these are measured at known or estimated values, plus, when applicable, the corresponding charges, monetary and/or exchange variations incurred up to the balance sheet date, and their carrying amount is approximated to their fair value.

h)	Debentures: these are measured at amortized cost using the effective interest rate method. The Company believes that these instruments are close to their fair values.
i)	Loans and financing: these are measured at amortized cost using the effective interest rate method.
j)

Leasing: the nominal value used to calculate the liabilities originated by these contracts was found by reference to the value set for the contracting of monthly contracted power, multiplied by the installed capacity (60 to 65 MW) and by the number of months of validity of the contract.

k)	Compensation obligations: they refer to the amounts of advances and taxes (ICMS, PIS and COFINS) to be returned to the CCC Fund and are valued at amortized cost.
l)

Other financial instruments: fair values are similar to their book values, since: (i) they have an average collection/payment period of less than 60 days; and (ii) they are concentrated in fixed income securities, remunerated at the CDI rate.

Financial assets and liabilities recorded at fair value were classified and disclosed according to the following levels:

Level 1 - prices quoted (not adjusted) on active markets, liquid and visible for identical assets and liabilities accessible on the date of measurement;

Level 2 - prices quoted (adjusted or not) for similar assets and liabilities on active markets, other entries not observable in level 1, directly or indirectly, in terms of asset or liability; and

Level 3 - assets and liabilities not priced or where prices or valuation techniques are supported by a small or non-existent market, not observable or liquid. In this level, the estimated fair value becomes highly subjective.

The fair value of financial instruments traded in active markets is based on market prices quoted on the balance sheet date. A market is seen as active if quoted prices are promptly and regularly available from an exchange, distributor, broker, group of industries, pricing service, or regulatory agency. And the prices represent real market transactions, which occur regularly on purely commercial bases.

The quoted market price used for financial assets carried by the Company and its subsidiaries is the current competitive price. These instruments are in Level 1. The instruments included in Level 1 comprise mainly equity investments classified as fair value through profit or loss or through other comprehensive income previously classified as trading securities or available for sale.

The fair value of financial instruments not traded on active markets (such as over the counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of information adopted by the market where it is available and rely as little as possible on the entity’s specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument will be included in Level 2.

If one or more relevant pieces of information are not based on data adopted by the market, the instrument will be included in level 3.

Specific valuation techniques used to assess financial instruments include:

•	Quoted market prices or quotes from financial institutions or brokers for similar instruments.
•	The fair value of interest rate swaps is calculated by the present value of estimated future cash flows based on yield curves adopted by the market.
•	The fair value of forward exchange rate contracts is determined based on future exchange rates on the balance sheet date, with the resulting value discounted from the present value.

Other techniques, such as discounted cash flow analysis, which are used to determine the fair value of remaining financial instruments, and counterparty credit risk in swap operations.

There were no transfers between Level 1 and Level 2, or between Level 2 and Level 3 during the year ended December 31, 2018.

40.3 - Financial Risk Management:

In the exercise of its activities, the Company is affected by risk events that could compromise its strategic objectives. The main objective of risk management is to anticipate and minimize the adverse effects of such events on the Company’s business and economic and financial results.

The Company defined operating and financial policies and strategies to manage financial risks, approved by internal committees and by management, which aim to confer liquidity, safety and profitability to its assets, and maintain set debt levels and profile for financial and economic flows.

The main financial risks identified in the process of risk management are:

40.3.1 - Exchange rate risk

This risk arises from the possibility of the Company having its economic and financial statements affected by exchange rate fluctuations. The Company is exposed to financial risks that cause volatility in its results and in its cash flow. The Company has significant exposure between assets and liabilities indexed in foreign currency, especially to the United States dollar, arising mainly from financing contracts with Itaipu Binacional.

In this context, the Company’s Financial Hedging Policy was approved. The objective of the current policy is to monitor and mitigate the exposure to market variables that could impact the Company and its’ subsidiaries’ assets and liabilities, thus reducing the effects of undesirable fluctuations in these variables on their financial statements and interim financial information.

With this, said policy aims to get the Company’s results to accurately reflect its real operating performance, and its projected cash flow to be less volatile.

Along with the policy, the creation of a Financial Hedge Committee was formed within the scope of the Financial Office, whose main function is to define the strategies and hedge instruments to be submitted to the Company’s Executive Management.

Taking into account the various forms of hedging the Company’s non-hedged items, the approved policy lists a scale of priorities. First a structural solution, and only in residual cases, the use of operations with derivative financial instruments.

When operations with financial derivatives are performed, the Company’s hedge policy is followed, and they may not constitute financial leveraging or the concession of credit to third parties.

(a) Composition of balances in foreign currency and sensitivity analysis

In the following charts, scenarios were considered for indices and rates, with their respective effects on the Company’s profit and loss. For the sensitivity analysis, the probable scenario used for 2017 and 2018 was forecasts and/or estimates based fundamentally on macroeconomic assumptions obtained from the Focus report, published by the Central Bank, and Economic Outlook 86, published by the OECD (Organization for Economic Co-operation and Development).

Sensitivity analyses were conducted on financial instruments, assets and liabilities, which present exposure to the exchange rate and which could bring material losses to the Company, in four different scenarios, based on the above-mentioned probable scenario: two considering currency valuation, and another two considering a devaluation of those currencies.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

(a.1) Exchange rate appreciation risk

		Balance on 12/31/2018		Effect on income- revenue (expense)
				Scenario I -
				Probable	Scenario II	Scenario III
		Foreign currency	Reais	2018 (1)	(25%) (1)	(50%) (1)
	Loans obtained	3,191,164	12,363,206	428,254	(2,555,484)	(5,539,222)
USD	Loans granted	2,051,639	7,949,689	(276,561)	1,641,721	3,560,003
	Financial asset - ITAIPU	465,499	1,803,717	(62,749)	372,493	807,735
	Impact on income - USD			88,944	(541,270)	(1,171,484)

EURO	Loans obtained	55,145	244,707	2,068	(58,592)	(119,252)
	Impact on income - EURO			2,068	(58,592)	(119,252)

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				91,012	(599,862)	(1,290,736)
(1)	Assumptions adopted:

	Probable	25%	50%
USD	3.740	4.675	5.610
EURO	4.400	5.500	6.600
IENE	0.034	0.043	0.051

(a.2) Exchange rate depreciation risk

		Balance on 12/31/2018		Effect on income- revenue (expense)
		Foreign		Scenario I -	Scenario II -	Scenario III -
		currency	Reais	Probable 2018 (1)	(25%) (1)	(50%) (1)
	Loans obtained	3,191,164	12,363,206	428,254	3,411,992	6,395,730
USD	Loans granted	2,051,639	7,949,689	(276,561)	(2,194,843)	(4,113,125)
	Financial asset - ITAIPU	465,499	1,803,717	(62,749)	(497,991)	(933,233)
	Impact on income - USD			88,944	719,158	1,349,372
EURO	Loans obtained	55,145	244,707	2,068	62,728	123,387
	Impact on income - EURO			2,068	62,728	123,387

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				91,012	781,886	1,472,760
(1)	Assumptions adopted:

	Probable	-25%	-50%
USD	3.740	2.805	1.870
EURO	4.400	3.300	2.200
IENE	0.034	0.026	0.017

40.3.2 - Interest rate risk

This risk associated to the possibility of the Company suffering accounting losses due to fluctuation in market interest rates, affecting its financial statements by raising financial expenses with foreign capital raising contracts, mainly, referenced by the Libor rate.

The Company monitors its exposure to the Libor rate and contracts derivative operations to minimize this exposure, as per its Financial Hedging Policy.

(a) Composition of balances by indexer and sensitivity analysis

The composition of debt by indexer, either in national or foreign currency, is broken down in note 21.2.

In the following charts, scenarios were considered for indices and rates, with their respective impacts on the Company’s results. For the sensitivity analysis, the probable scenario used for December 31, 2018 was forecasts and/or estimates based fundamentally on macroeconomic assumptions obtained from the Focus report, published by the Central Bank, and Economic Outlook 86, published by the OECD.

Sensitivity analyses were conducted on financial instruments, assets and liabilities, which could bring material losses to the Company, in four different scenarios, based on the above-mentioned probable scenario: two considering the appreciation of indices, and another two considering a depreciation of those indices.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

All scenarios used a likely exchange rate for the dollar to convert into reais the effect on the results of risks linked to fluctuations of the LIBOR. In this sensitivity analysis, no exchange effect is being considered due to valuation or devaluation of the probable exchange rate scenario. The impact of valuation or devaluation of the dollar exchange rate in the probable scenario is presented in note 40.3.1 (a) of this note.

(a.1) LIBOR

Risk of appreciation of interest rates

		Balance of debt / National value
		on 12/31/2018		Effect on income ‑ revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2018 (1)	(+25%) (1)	(+50%) (1)
LIBOR	Loans obtained	278,374	1,078,643	(2,977,598)	(3,721,997)	(4,466,396)
	Derivative	928	3,596	9,926	12,408	14,889
	Total			(2,967,671)	(3,709,589)	(4,451,507)
(1)	Assumptions adopted:

	12/31/2018	Probable	25%	50%
USD	3.8748	3.7400	4.6750	5.6100
LIBOR	2.8952	2.8600	3.5750	4.2900

(a.2) National indexers

Risk of appreciation of interest rates

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2018	Probable 2018 (1)	(+25%) (1)	(+50%) (1)
CDI	Loans obtained	10,649,257	(713,500)	(891,875)	(1,070,250)
	Impact on income - CDI		(713,500)	(891,875)	(1,070,250)

TJLP	Loans obtained	6,515,226	(432,611)	(540,764)	(648,917)
	Debentures issued	201,754	13,396	16,746	20,095
	Impact on income - TJLP		(419,215)	(524,018)	(628,822)

IGPM	Commercial leasing	976,115	(39,923)	(49,904)	(59,885)
	Loans granted	749,481	30,654	38,317	45,981
	Impact on income - IGPM		(9,269)	(11,587)	(13,904)

SELIC	Loans obtained	4,539,904	(304,174)	(380,217)	(456,260)
	Impact on income - SELIC		(304,174)	(380,217)	(456,260)

IPCA	Loans obtained	189,649	(7,377)	(9,222)	(11,066)
	Debentures issued	266,474	10,366	12,957	15,549
	Impact on income - IPCA		2,988	3,736	4,483

IMPACT ON INCOME - INDEX APPRECIATION			(1,443,169)	(1,803,962)	(2,164,754)
(1)	Assumptions adopted:

	Probable	25%	50%
CDI	6.70%	8.38%	10.05%
IPCA	3.89%	4.86%	5.84%
TJLP	6.64%	8.30%	9.96%
IGPM	4.09%	5.11%	6.14%
SELIC	6.70%	8.38%	10.05%

Risk of depreciation of interest rates

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2018	Probable 2018 [1]	(-25%) [1]	(-50%) [1]
CDI	Loans obtained	10,649,257	(713,500)	(535,125)	(356,750)
	Impact on income - CDI		(713,500)	(535,125)	(356,750)

TJLP	Loans obtained	6,515,226	(432,611)	(324,458)	(216,306)
	Debentures issued	201,754	13,396	10,047	6,698
	Impact on income - TJLP		(419,215)	(314,411)	(209,607)

IGPM	Commercial leasing	976,115	(39,923)	(29,942)	(19,962)
	Loans granted	749,481	30,654	22,990	15,327
	Impact on income - IGPM		(9,269)	(6,952)	(4,635)

SELIC	Loans obtained	4,539,904	(304,174)	(228,130)	(152,087)
	Impact on income - SELIC		(304,174)	(228,130)	(152,087)

IPCA	Loans obtained	189,649	(7,377)	(5,533)	(3,689)
	Debentures issued	266,474	17,694	13,270	8,847
	Impact on income - IPCA		10,317	7,737	5,158

IMPACT ON INCOME - INDEX APPRECIATION			(1,435,841)	(1,076,881)	(717,921)
(1)	Assumptions adopted:

	Probable	-25%	-50%
CDI	6.70%	5.03%	3.35%
IPCA	3.89%	2.92%	1.95%
TJLP	6.64%	4.98%	3.32%
IGPM	4.09%	3.07%	2.05%
SELIC	6.70%	5.03%	3.35%

To reduce the risk in the cash flow exposures of variable rate debt issued, the Company contracted interest rate swaps and designated as hedge accounting. According to interest rate swap contracts, the Company agrees to exchange the difference between fixed and floating interest rate values calculated from the notional value agreed and mitigate the risk of a change in interest rates on the fair value of debt issued at fixed interest rates in the exposure of cash flows to floating rate debt. The fair value of interest rate swaps at the end of the period is determined by discounting future cash flows using the curves at the end of the period and the inherent credit risk in this kind of contract, and it is shown next. The average interest rate is based on outstanding balances payable at the end of the period.

The following chart shows the value of principal and the remaining term for outstanding interest rate swap contracts at the end of the reporting period:

		Amounts
		contracted	Charges		Fair values
Type	Transaction	(notional)	used	Due date	12/31/2018	12/31/2017
Libor X Pre-tax	11/2012	75,000	1.6285%	11/27/2020	1,328	998
Libor X Pre-tax	10/2012	25,000	1.6295%	11/27/2020	442	332
Libor X Pre-tax	09/2012	25,000	1.6795%	11/27/2020	425	300
Libor X Pre-tax	03/2011	50,000	3.2780%	08/10/2020	(292)	(1,238)
Libor X Pre-tax	04/2011	100,000	3.3240%	08/10/2020	(636)	(2,567)
	TOTAL	275,000			1,267	(2,175)

				Current assets	2,195	1,630
				Current liabilities	(928)	(3,805)

Operations classified as cash flow hedges generated in the year a comprehensive negative result of R$ 3,152 (comprehensive negative income of R$ 6,250 on December 31, 2017).

With the designation of swaps for hedge accounting, in 2018, the Company recognized R$ 1,001 as financial expenses related to swaps (R$ 6,047 on December 31, 2017).

The ratio between the designated debts in hedge relations and the future disbursements of contracts indexed to Libor follows the following distribution in time:

	2019	2020
Protected value / Future disbursements (%)	51.22%	33.11%

40.3.3 - Price risk - commodities

In 2004, the subsidiary Eletronorte signed long-term contracts for the supply of electrical energy to three of its main clients. Part of the income from these long-term contracts is associated with the payment of a premium linked to the international aluminum price, quoted on the London Metal Exchange (LME) as a base asset in determining monthly premiums.

The premium can be considered a component of a hybrid (combined) contract, which includes a non-derivative contract that harbors a derivative, so the cash flow of the combined instrument in certain circumstances varies as if it were an isolated derivative.

The contract details are as follows:

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007

The contract includes the concept of a cap and floor band related to the price of aluminum as quoted on the LME. The maximum and minimum price limit on the LME are US $ 2,773.21/ton and US $ 1,450.00/ton, respectively.

In order to attribute a fair value to the hybrid part of a contract, it is necessary to identify the main components that quantify the amount billed monthly. The main contract variables are: the amount of energy sold (MWh), the price attributed to the LME and the exchange rate in the billing period.

Considering that the premium is associated to the price of the aluminum commodity on the LME, it is possible to attribute a fair value to these contracts. For the years ended December 2017 to December 2018, there was a negative variation of 13.41%.

The positive variation observed for the dollar rate of 16.06% (from US $ 3.30 to US $ 3.83) and the reduction of the Selic rate by 3.70% (from 6.75% to 6.50%) was offset by the 7.60% negative variation in the price of aluminum (from US $ 2,086 to US $ 1,928).

The financial result was impacted by a loss of R$ 57,404 compared to a net gain of R$ 197,458 in 2017.

(a) Sensitivity analysis on embedded derivatives indexed to aluminum price

Sensitivity analyses were conducted on the energy supply contract for intensive consumer Albras, since it has a contractual clause linking the premium to the variance in aluminum price on the international market.

In this way, a sensitivity was obtained for said hybrid contract to the variance in the price of the premium earned, as per the chart below. The volatility components in the premium are basically: price of primary aluminum on the LME, the exchange rate, and CDI (Interbank Deposit Rate). Below we see the impact of each scenario on the company’s results.

For scenarios I and II (25% and 50% reduction, respectively) the expected price per ton of aluminum offered on the LME is below the minimum price for determination of the contract premium (US$ 1,450), hence the value goes to zero, affecting the marking to market of the embedded derivative.

As to the variance obtained between scenarios III and IV (increase of 25% and 50%), the big variance seen is due to the application of those percentages to the exchange rate, aluminum price, and CDI.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

Balance on	Scenario I (+25%)	Scenario II (+50%)	Scenario III (-25%)	Scenario IV (-50%)
12/31/2018	Indexes and prices	Indexes and prices	Indexes and prices	Indexes and prices
371,022	463,778	695,666	278,267	185,511

40.3.4 - Credit risk

This risk arises from the possibility of the Company and its subsidiaries suffering losses resulting from a difficulty to realize their receivables from clients, and from counterparty financial institutions in operations defaulting.

Through its subsidiaries, the Company operates in markets generating and transmitting electrical energy, supported by contracts signed in a regulated environment. The Company seeks to minimize its credit risk by means of guarantee mechanisms involving client receivables, and when applicable, through bank guarantees. In the distribution sector, whose accounts receivable were classified as held for sale, the Company, through its subsidiaries, monitors default rates by analyzing specifics on its clients.

Regarding loan receivables granted (Note 8), except for the financial operations with the subsidiary Furnas and with the jointly controlled Itaipu, whose credit risk is low due to the inclusion of the cost of loans in the energy marketing fee of the joint subsidiary, as defined in the terms of the international treaty signed between the governments of Brazil and Paraguay, the concentration of credit risk with any other counterparty individually did not exceed 10% of the outstanding balance.

The excess cash availability is invested in exclusive non-market funds, according to specific regulations from the Brazilian Central Bank. This fund is composed entirely of government bonds held by the Selic, with exposure to credit risk lower than the other instruments.

In any relationships with financial institutions, the Company has a practice of performing operations only with low risk institutions as deemed by rating agencies, and which fulfill preset and formalized equity requirements. In addition, credit limits are defined, which are periodically revised.

When derivative operations are conducted on the over-the-counter market, they contain counterparty risks which, given the problems presented by financial institutions in 2008 and 2009, are relevant. In order to mitigate this risk, the Company instituted an accreditation standard for financial institutions, in order to perform derivative operations. This standard defines criteria regarding size, rating and expertise in the derivatives market, in order to select institutions that may perform operations with the Company. The Company currently selects the 20 best financial institutions twice a year, based on the mentioned criteria, as accredited institutions to perform derivative operations with the Company. In addition, the company has developed a methodology to control exposure to accredited institutions, which sets limit on the volume of operations to be performed with each one.

The Company monitors the credit risk of its swap operations, but does not account for this risk of non-performance in the fair value balance of each derivative because, based on the net exposure to credit risk, the Company can record its swap portfolio on the books given an unforced transaction between the parties on the valuation date. The Company considers the risk of non-performance only in the back testing analysis of each relationship designated for hedge accounting.

In addition, the Company is exposed to credit risk related to financial guarantees granted to banks by the Controller. The Company’s maximum exposure is the maximum amount the Company will have to pay if the guarantee is enforced.

40.3.5 - Liquidity risk

The liquidity needs of the Company and its subsidiaries are the responsibility of the treasury and fund-raising departments, which continually monitor short-, medium- and long-term cash flows, both estimated and realized, seeking to avoid possible discrepancies and resulting financial losses, and guarantee liquidity requirements for operating needs.

The table below analyzes the non-derivative financial liabilities of the Eletrobras System by maturation range, for the period remaining on the balance sheet until the contractual maturation date. The contractual maturity is based on the most recent date on which the Eletrobras System must pay its obligations and includes the respective related contractual interest, when applicable.

	12/31/2018
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at amortized cost	15,132,228	18,849,860	8,968,042	14,980,746	57,930,875
Loans and financing	10,385,810	18,107,879	8,636,012	14,717,910	51,847,610
Suppliers	3,303,173	—	16,555	—	3,319,728
Reimbursement obligations	1,250,619	—	—	—	1,250,619
Commercial leasing	152,122	304,244	304,243	215,506	976,115
Debentures	36,073	432,155	—	—	468,228
Concessions payable UBP	4,431	5,582	11,232	47,330	68,575
Measured at fair value through profit or loss	962	25,459	—	—	26,421
Derivative financial instruments	962	25,459	—	—	26,421

	12/31/2017
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at amortized cost	19,495,221	16,848,882	20,617,858	22,863,703	79,825,663
Loans and financing	7,325,949	12,521,043	17,811,981	19,856,515	57,515,487
Suppliers	10,443,752	2,681,872	2,504,559	2,608,914	18,239,097
Reimbursement obligations	1,392,542	1,062,634	—	—	2,455,176
Commercial leasing	145,324	290,648	290,648	351,200	1,077,820
Debentures	183,432	287,347	—	—	470,779
Concessions payable UBP	4,222	5,338	10,670	47,074	67,304
Measured at fair value through profit or loss	2,466	39,594	—	—	42,060
Derivative financial instruments	2,466	39,594	—	—	42,060

40.4 - Embedded derivatives related to debentures convertible into shares

The subsidiary Eletronorte entered into an agreement for the issuance of debentures in June, 2011, and the release of resources starting in 2013, along with Banco da Amazônia S.A. (BASA), which manages the resources of Fundo de Desenvolvimento da Amazônia (Amazon Region Development Fund or FDA), to raise funds for project implementation.

Since that agreement had a clause regarding the option to convert such debentures into Company shares, with a limit of 50% of issued debentures, Superintendência do Desenvolvimento da Amazônia - SUDAM’s opinion is that it is possible assign a value to the amount that would be assigned to SUDAM if such conversion is made.

To determine the value, a valuation was made of the previously invested company, by estimating the value of its share and the current value of the agreement, by using parameters for determining the value of the derivative.

The gain determined in 2018 is R$ 14,392 (a gain of R$ 4,131 in 2017) and is presented in the statement of results for the year.

40.4.1 - Sensitivity Analyses

Sensitivity analyses of the debentures agreement were carried out, since there is a contractual clause that refers to the option of converting such debentures into shares of the subsidiary Eletronorte.

In the following analysis, different scenarios for the TJLP (long-term interest rate) were taken into account, with the corresponding impacts on Company results. For the sensitivity analysis, for a potential scenario, estimates and/or expectations for 2018 were used, which were basically based on macroeconomic assumptions obtained from the FOCUS Report, distributed by the Central Bank.

Sensitivity analyses were carried out for the curve of debt service payments contracted with the FDA, since it has a contractual clause regarding the option to convert 50% of Company shares on the date of actual settlement of share.

Hybrid agreements with associated volatile elements, whether they are price indexes and/or commodities, must be marked to market. In this manner, the financial statements will reflect the fair value of the operation on each date of evaluation.

Accordingly, a variation in relation to the expectation of realization of the TJLP was sensitized.

It is possible to verify, below, the impact of each scenario on Company results.

Balance on	Scenario I (-25%)	Scenario II (-50%)	Scenario I (+25%)	Scenario II (+50%)
12/31/2018	Indexes and prices	Indexes and prices	Indexes and prices	Indexes and prices
25,493	(6,373)	(12,747)	6,373	12,747